Derivative Financial Instruments - Summarized Financial Information of Derivative Financial Instruments (Detail) - Interest Rate Swap - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Non-cash loss from change in fair value recorded in Other, net	$ 2,531	$ 1,538	$ 1,362
Net cash settlement	$ 1,582	$ 1,054	$ 1,371